Net Income (Loss) Per Share Applicable to Common Stockholders (Details) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Excluded potentially dilutive securities	9,184	6,878
Common stock options [Member]
Excluded potentially dilutive securities	1,574	1,574
Common stock warrants [Member]
Excluded potentially dilutive securities	4,900	3,326
Convertible notes [Member]
Excluded potentially dilutive securities	2,710	1,978